Fair Value Disclosure - Fair Value Hierarchy of Assets Measured at Fair Value on Recurring Basis (Detail) (CNY)	Dec. 31, 2014
Available-for-sale investments:
Available-for-sale investments	73,122,050
Fair Value Measurements on Recurring Basis [Member]
Available-for-sale investments:
Available-for-sale investments	73,122,050
Fair Value Measurements on Recurring Basis [Member] | Corporate convertible notes [Member]
Available-for-sale investments:
Available-for-sale investments	10,463,490
Fair Value Measurements on Recurring Basis [Member] | Redeemable convertible preferred shares [Member]
Available-for-sale investments:
Available-for-sale investments	62,658,560
Level 3 [Member] | Fair Value Measurements on Recurring Basis [Member]
Available-for-sale investments:
Available-for-sale investments	73,122,050
Level 3 [Member] | Fair Value Measurements on Recurring Basis [Member] | Corporate convertible notes [Member]
Available-for-sale investments:
Available-for-sale investments	10,463,490
Level 3 [Member] | Fair Value Measurements on Recurring Basis [Member] | Redeemable convertible preferred shares [Member]
Available-for-sale investments:
Available-for-sale investments	62,658,560